Consolidated and combined statements of changes in stockholders’ equity - MXN ($) $ in Thousands	Common stock	Share premium account	Retained earnings (deficit)	Other comprehensive income	Total
Balance at Dec. 31, 2017	$ 153,851		$ 25,046	$ (120)	$ 178,777
Capital decrease	(97,866)				(97,866)
Dividends paid			(300,079)		(300,079)
Total comprehensive income for the year			299,267	165	299,432
Balance at Dec. 31, 2018	55,985		24,234	45	80,264
Dividends paid			(278,000)		(278,000)
Total comprehensive income for the year			472,142	76	472,218
Balance at Dec. 31, 2019	55,985		218,376	121	274,482
Capital increase	225,737	909,428			1,135,165
Effects of merger with related party			4,724		4,724
Dividends paid			(830,000)		(830,000)
Total comprehensive income for the year			338,361	(839)	337,522
Balance at Jan. 03, 2021	$ 281,722	$ 909,428	$ (268,539)	$ (718)	$ 921,893